Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible assets
Intangible assets

8.      Intangible assets

Cost:	Licences
Balance, December 31, 2019	$437,911
Movement in exchange rates	(15,085)
Balance, December 31, 2020	$422,826
Movement in exchange rates	(33,370)
Balance, December 31, 2021	$389,456

Accumulated depreciation	Licences
Balance, December 31, 2019	$63,202
Amortization	41,337
Movement in exchange rates	(3,119)
Balance, December 31, 2020	$101,420
Amortization	38,766
Movement in exchange rates	(9,832)
Balance, December 31, 2021	$130,354

Net book value	Licences
Balance, December 31, 2020	$321,406
Balance, December 31, 2021	$259,102

The Company’s intangible assets consist of a cannabis operator’s license with a carrying value of $242,086 at December 31, 2021 (2020 - $304,260) and a cannabis distribution license with a carrying value of $17,016 at December 31, 2021 (2020 - $17,146). The Company considered indicators of impairment at December 31, 2021 and 2020. The Company did not record any impairment loss during the year ended December 31, 2021 (2020 - nil, 2019 – nil).

At December 31, 2021, the remaining useful life of the Company’s cannabis operator’s license is approximately 6.5 years. The Company’s cannabis distribution license has been classified as an indefinite-life intangible asset as the Company expects to maintain this asset and the end point of the useful life of such asset cannot be determined. The Company evaluates the assumption of the indefinite life of the cannabis distribution license at least annually.